Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	BlackRock Funds III
Prospectus Date	rr_ProspectusDate	Apr. 30, 2014
Investor A, C, Institutional and Class R | LifePath 2020 Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	LifePath Portfolio Overview Key Facts About LifePath 2020 Portfolio®
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of LifePath 2020 Portfolio® (“LifePath 2020 Portfolio” or the “LifePath Portfolio”), a series of BlackRock Funds III (the “Trust”), is to seek to provide for retirement outcomes based on quantitatively measured risk. In pursuit of this objective, LifePath 2020 Portfolio will be broadly diversified across global asset classes, with asset allocations becoming more conservative over time.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the LifePath Portfolio
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy and hold shares of LifePath 2020 Portfolio. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in certain funds in the fund complex advised by BlackRock Fund Advisors (“BFA”) or its affiliates. More information about these and other discounts is available from your financial professional or your selected securities dealer, broker, investment adviser, service provider or industry professional (including BFA, The PNC Financial Services Group, Inc. and their respective affiliates) (each a “Financial Intermediary”) and in the “Details About the Share Classes” section on page 101 of the prospectus and in the “Purchase of Shares” section on page II-69 of the Statement of Additional Information.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	May 1, 2015
Fee Waiver Or Reimbursement Over Assets Date Of Termination Additional	bf3_FeeWaiverOrReimbursementOverAssetsDateOfTerminationAdditional	May 1, 2024
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The 2020 Master Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual class operating expenses or in the Example, affect LifePath 2020 Portfolio’s performance. During the most recent fiscal year, the 2020 Master Portfolio’s portfolio turnover rate was 19% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	19.00%
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	A contingent deferred sales charge (“CDSC”) of 1.00% is assessed on certain redemptions of Investor A Shares made within 18 months after purchase where no initial sales charge was paid at the time of purchase as part of an investment of $1,000,000 or more.
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in certain funds in the fund complex advised by BlackRock Fund Advisors (“BFA”) or its affiliates.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 25,000
Expenses Represent Both Master and Feeder [Text]	rr_ExpensesRepresentBothMasterAndFeeder	The fees and expenses shown in the table above and the example that follows include the expenses of LifePath 2020 Portfolio and its share of the allocated expenses of LifePath 2020 Master Portfolio® (the "2020 Master Portfolio"), a series of Master Investment Portfolio ("MIP"), and also reflect a weighted average of the total operating expense ratios of the underlying funds in which the 2020 Master Portfolio invests. Management fees are paid by the 2020 Master Portfolio.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets given in LifePath 2020 Portfolio’s most recent annual report, which does not include the Acquired Fund Fees and Expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in shares of LifePath 2020 Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in shares of LifePath 2020 Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that LifePath 2020 Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the LifePath Portfolio
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	LifePath 2020 Portfolio invests all of its assets in the 2020 Master Portfolio, a separate mutual fund with a substantially identical investment objective, which allocates and reallocates its assets among a combination of equity, bond and money market funds (the "Underlying Funds") in proportions based on its own comprehensive investment strategy.

LifePath 2020 Portfolio is designed for investors expecting to retire or to begin withdrawing assets around the year 2020. As of March 31, 2014, LifePath 2020 Portfolio held approximately 51% of its assets in Underlying Funds that invest primarily in equity securities, 49% of its assets in Underlying Funds that invest primarily in bonds and the remainder of its assets in Underlying Funds that invest primarily in money market instruments. Certain Underlying Funds may invest in real estate investment trusts ("REITs"), foreign securities, emerging market securities, below investment-grade bonds, commodity-related instruments and derivative securities or instruments, such as options and futures, the value of which is derived from another security, a commodity, a currency or an index.

Under normal circumstances, the asset allocation will change over time according to a predetermined "glide path" as the LifePath Portfolio approaches its target date. The glide path below represents the shifting of asset classes over time. As the glide path shows, the LifePath Portfolio's asset mix becomes more conservative —prior to retirement — as time elapses. This reflects the need for reduced investment risks as retirement approaches and the need for lower volatility of the LifePath Portfolio, which may be a primary source of income after retirement.

The following chart illustrates the glide path — the target allocation among asset classes as the LifePath Portfolio approaches its target date — for the LifePath Portfolios of the Trust:

The asset allocation targets are established by the portfolio managers working with oversight from a committee of BFA investment professionals. The investment team, including the portfolio managers and this investment committee, meets regularly to assess market conditions, review the asset allocation targets of the LifePath Portfolio, and determine whether any changes are required to enable the LifePath Portfolio to achieve its investment objective.

Although the asset allocation targets listed for the glide path are general, long-term targets, BFA may periodically adjust the proportion of equity funds and fixed-income funds in the LifePath Portfolio, based on an assessment of the current market conditions, the potential contribution of each asset class to the expected risk and return characteristics of the LifePath Portfolio, reallocations of LifePath Portfolio composition to reflect the investors' decreasing investment time horizon and other factors. In general, such adjustments will be limited. However, BFA may determine that a greater degree of variation is warranted to protect the LifePath Portfolio or achieve its investment objective.

BFA's second step in the structuring of the LifePath Portfolio is the selection of the Underlying Funds. Factors such as fund classifications, historical risk and performance, and the relationship to other Underlying Funds in the LifePath Portfolio are considered when selecting Underlying Funds. The specific Underlying Funds selected for the LifePath Portfolio are determined at BFA's discretion and may change as deemed appropriate to allow the LifePath Portfolio to meet its investment objective. See the "Details About the LifePath Portfolios — Information About the Underlying Funds" section of the prospectus for a list of the Underlying Funds, their classification into equity or fixed-income funds and a brief description of their investment objectives and primary investment strategies.

		Within the prescribed percentage allocations to equity and fixed-income funds, BFA seeks to diversify the LifePath Portfolio. The equity allocation may be further diversified by style (including both value and growth funds), market capitalization (including both large cap and small cap funds), region (including domestic and international (including emerging market) funds) or other factors. The fixed-income allocation may be further diversified by sector (including government, corporate, agency, and other sectors), duration (a calculation of the average life of a bond which measures its price risk), credit quality (including non-investment grade debt or junk bonds), geographic location (including U.S. and foreign-issued securities), or other factors. The percentage allocation to the various styles of equity and fixed-income are determined at the discretion of the investment team and can be changed to reflect the current market environment.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the LifePath Portfolio
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	Risk is inherent in all investing. The value of your investment in LifePath 2020 Portfolio, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in LifePath 2020 Portfolio or your investment may not perform as well as other similar investments. An investment in LifePath 2020 Portfolio is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The following is a summary description of principal risks of investing in LifePath 2020 Portfolio. LifePath 2020 Portfolio invests all of its assets in the 2020 Master Portfolio, which allocates its assets among a combination of Underlying Funds. Therefore, references to LifePath 2020 Portfolio in the description of risks below may include the Underlying Funds in which the 2020 Master Portfolio invests, as applicable.

  Allocation Risk — The LifePath Portfolio’s ability to achieve its investment goal depends upon BFA’s skill in determining the LifePath Portfolio’s strategic asset class allocation and in selecting the best mix of Underlying Funds. There is a risk that BFA’s evaluations and assumptions regarding asset classes or Underlying Funds may be incorrect in view of actual market conditions.

  Concentration Risk — To the extent that an underlying index of an Underlying Fund is concentrated in the securities of companies, a particular market, industry, group of industries, sector or asset class, country, region or group of countries, that Underlying Fund may be adversely affected by the performance of those securities, may be subject to increased price volatility and may be more susceptible to adverse economic, market, political or regulatory occurrences affecting that market, industry, group of industries, sector or asset class, country, region or group of countries.

  Convertible Securities Risk — The market value of a convertible security performs like that of a regular debt security; that is, if market interest rates rise, the value of a convertible security usually falls. In addition, convertible securities are subject to the risk that the issuer will not be able to pay interest or dividends when due, and their market value may change based on changes in the issuer’s credit rating or the market’s perception of the issuer’s creditworthiness. Since it derives a portion of its value from the common stock into which it may be converted, a convertible security is also subject to the same types of market and issuer risk as apply to the underlying common stock.

  Debt Securities Risk — Debt securities, such as bonds, involve interest rate risk, credit risk, extension risk, and prepayment risk, among other things.

  Interest Rate Risk — The market value of bonds and other fixed-income securities changes in response to interest rate changes and other factors. Interest rate risk is the risk that prices of bonds and other fixed-income securities will increase as interest rates fall and decrease as interest rates rise. The LifePath Portfolio may be subject to a greater risk of rising interest rates due to the current period of historically low rates. For example, if interest rates increase by 1%, assuming a current portfolio duration of ten years, and all other factors being equal, the value of the LifePath Portfolio’s investments would be expected to decrease by 10%. The magnitude of these fluctuations in the market price of bonds and other fixed-income securities is generally greater for those securities with longer maturities. Fluctuations in the market price of the LifePath Portfolio’s investments will not affect interest income derived from instruments already owned by the LifePath Portfolio, but will be reflected in the LifePath Portfolio’s net asset value. The LifePath Portfolio may lose money if short-term or long-term interest rates rise sharply in a manner not anticipated by LifePath Portfolio management. To the extent the LifePath Portfolio invests in debt securities that may be prepaid at the option of the obligor (such as mortgage-backed securities), the sensitivity of such securities to changes in interest rates may increase (to the detriment of the LifePath Portfolio) when interest rates rise. Moreover, because rates on certain floating rate debt securities typically reset only periodically, changes in prevailing interest rates (and particularly sudden and significant changes) can be expected to cause some fluctuations in the net asset value of the LifePath Portfolio to the extent that it invests in floating rate debt securities. These basic principles of bond prices also apply to U.S. Government securities. A security backed by the “full faith and credit” of the U.S. Government is guaranteed only as to its stated interest rate and face value at maturity, not its current market price. Just like other fixed-income securities, government-guaranteed securities will fluctuate in value when interest rates change. A general rise in interest rates has the potential to cause investors to move out of fixed-income securities on a large scale, which may increase redemptions from funds that hold large amounts of fixed-income securities. Heavy redemptions could cause the LifePath Portfolio to sell assets at inopportune times or at a loss or depressed value and could hurt the LifePath Portfolio’s performance.

Credit Risk — Credit risk refers to the possibility that the issuer of a debt security (i.e., the borrower) will not be able to make principal and interest payments when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the LifePath Portfolio’s investment in that issuer. The degree of credit risk depends on the issuer’s financial condition and on the terms of the securities.

Extension Risk — When interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated, causing the value of these obligations to fall.

Prepayment Risk — When interest rates fall, certain obligations will be paid off by the obligor more quickly than originally anticipated, and the LifePath Portfolio may have to invest the proceeds in securities with lower yields.

  Derivatives Risk — The LifePath Portfolio’s use of derivatives may reduce the LifePath Portfolio’s returns and/or increase volatility. Volatility is defined as the characteristic of a security, an index or a market to fluctuate significantly in price within a short time period. A risk of the LifePath Portfolio’s use of derivatives is that the fluctuations in their values may not correlate perfectly with the overall securities markets. Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation. The possible lack of a liquid secondary market for derivatives and the resulting inability of the LifePath Portfolio to sell or otherwise close a derivatives position could expose the LifePath Portfolio to losses and could make derivatives more difficult for the LifePath Portfolio to value accurately. Valuation may be more difficult in times of market turmoil since many investors and market makers may be reluctant to purchase complex instruments or quote prices for them. Derivatives also may expose the LifePath Portfolio to greater risk and increase its costs. Certain transactions in derivatives involve substantial leverage risk and may expose the LifePath Portfolio to potential losses that exceed the amount originally invested by the LifePath Portfolio. The U.S. Government is in the process of adopting and implementing regulations governing derivatives markets, including mandatory clearing of certain derivatives, margin, reporting and registration requirements. The ultimate impact of the regulations remains unclear. Additional U.S. or other regulations may make derivatives more costly, may limit the availability of derivatives, or may otherwise adversely affect the value or performance of derivatives. Certain aspects of the tax treatment of derivative instruments, including swap agreements and commodity-linked derivative instruments, are currently unclear and may be affected by changes in legislation, regulations or other legally binding authority that could affect the character, timing and amount of the LifePath Portfolio’s taxable income or gains and distributions.

  Emerging Markets Risk — Emerging markets are riskier than more developed markets because they tend to develop unevenly and may never fully develop. Investments in emerging markets may be considered speculative. Emerging markets are more likely to experience hyper-inflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, many emerging securities markets have far lower trading volumes and less liquidity than developed markets.

  Equity Securities Risk — Stock markets are volatile. The price of equity securities fluctuates based on changes in a company’s financial condition and overall market and economic conditions.

  Foreign Securities Risk — Foreign investments often involve special risks not present in U.S. investments that can increase the chances that the LifePath Portfolio will lose money. These risks include:

  The LifePath Portfolio generally holds its foreign securities and cash in foreign banks and securities depositories, which may be recently organized or new to the foreign custody business and may be subject to only limited or no regulatory oversight.
  Changes in foreign currency exchange rates can affect the value of the LifePath Portfolio’s portfolio.
  The economies of certain foreign markets may not compare favorably with the economy of the United States with respect to such issues as growth of gross national product, reinvestment of capital, resources and balance of payments position.
  The governments of certain countries may prohibit or impose substantial restrictions on foreign investments in their capital markets or in certain industries.
  Many foreign governments do not supervise and regulate stock exchanges, brokers and the sale of securities to the same extent as does the United States and may not have laws to protect investors that are comparable to U.S. securities laws.
  Settlement and clearance procedures in certain foreign markets may result in delays in payment for or delivery of securities not typically associated with settlement and clearance of U.S. investments.
  The European financial markets have recently experienced volatility and adverse trends due to concerns about economic downturns in, or rising government debt levels of, several European countries. These events may spread to other countries in Europe. These events may affect the value and liquidity of certain of the LifePath Portfolio’s investments.

  Investment Style Risk — Under certain market conditions, growth investments have performed better during the later stages of economic expansion and value investments have performed better during periods of economic recovery. Therefore, these investment styles may over time go in and out of favor. At times when an investment style used by an Underlying Fund is out of favor, the LifePath Portfolio may underperform other funds that use different investment styles.

  Investments in Mutual Funds and Exchange Traded Funds Risk — The LifePath Portfolio will invest substantially all of its assets in Underlying Funds, so the LifePath Portfolio’s investment performance is directly related to the performance of the Underlying Funds. The LifePath Portfolio may also directly invest in exchange traded funds (“ETFs”). The LifePath Portfolio’s net asset value will change with changes in the value of the mutual funds, ETFs and other securities in which it invests. An investment in the LifePath Portfolio will entail more direct and indirect costs and expenses than a direct investment in the Underlying Funds and ETFs.

  Junk Bonds Risk — Although junk bonds generally pay higher rates of interest than investment grade bonds, junk bonds are high risk investments that may cause income and principal losses for the LifePath Portfolio.

  Leverage Risk — Some transactions may give rise to a form of economic leverage. These transactions may include, among others, derivatives, and may expose the LifePath Portfolio to greater risk and increase its costs. The use of leverage may cause the LifePath Portfolio to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet any required asset segregation requirements. Increases and decreases in the value of the LifePath Portfolio’s portfolio will be magnified when the LifePath Portfolio uses leverage.

  Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the LifePath Portfolio invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by fund management will underperform the markets, the relevant indexes or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

  Mortgage- and Asset-Backed Securities Risk — Mortgage- and asset-backed securities represent interests in “pools” of mortgages or other assets, including consumer loans or receivables held in trust. Mortgage- and asset backed securities are subject to credit, interest rate, prepayment and extension risks. These securities also are subject to risk of default on the underlying mortgage or asset, particularly during periods of economic downturn. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities.

  Passive Investment Risk — Because BFA does not select individual companies in the underlying indexes for certain Underlying Funds, those Underlying Funds may hold stocks in companies that present risks that an adviser researching individual stocks might seek to avoid.

  REIT Investment Risk — Investments in REITs involve unique risks. REITs may have limited financial resources, may trade less frequently and in limited volume and may be more volatile than other securities.

  Retirement Income Risk — The LifePath Portfolio does not provide a guarantee that sufficient capital appreciation will be achieved to provide adequate income at and through retirement. The LifePath Portfolio also does not ensure that you will have assets in your account sufficient to cover your retirement expenses or that you will have enough saved to be able to retire in the target year identified in the LifePath Portfolio name; this will depend on the amount of money you have invested in the LifePath Portfolio, the length of time you have held your investment, the returns of the markets over time, the amount you spend in retirement, and your other assets and income sources.

  Securities Lending Risk — Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, the LifePath Portfolio may lose money and there may be a delay in recovering the loaned securities. The LifePath Portfolio could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. These events could trigger adverse tax consequences for the LifePath Portfolio.

  U.S. Government Obligations Risk — Certain securities in which the LifePath Portfolio may invest, including securities issued by certain U.S. government agencies and U.S. government sponsored enterprises, are not guaranteed by the U.S. government or supported by the full faith and credit of the United States.

Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose part or all of your investment in LifePath 2020 Portfolio or your investment may not perform as well as other similar investments.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in LifePath 2020 Portfolio is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The information shows you how LifePath 2020 Portfolio’s performance has varied year by year and provides some indication of the risks of investing in LifePath 2020 Portfolio. The bar chart shows the returns for Institutional Shares of LifePath 2020 Portfolio for each of the last ten calendar years. The average annual total returns table compares the performance of LifePath 2020 Portfolio to that of the Russell 1000 Index and the LifePath 2020 Portfolio Custom Benchmark, a customized weighted index comprised of the Barclays U.S. Aggregate Bond Index, Barclays U.S. Treasury Inflation Protected Securities (TIPS) Index (Series L), FTSE EPRA/NAREIT Developed Real Estate Index, MSCI ACWI ex-US IMI Index, Russell 1000 Index, Russell 2000 Index and Dow Jones-UBS Commodity Index, which are representative of the asset classes in which LifePath 2020 Portfolio invests according to their weightings as of the most recent quarter-end. The weightings of the indices in the LifePath 2020 Portfolio Custom Benchmark are adjusted periodically to reflect the investment adviser’s evaluation and adjustment of the LifePath Portfolio’s asset allocation strategy. The returns of the LifePath 2020 Portfolio Custom Benchmark shown in the average annual total return table are not recalculated or restated when it is adjusted to reflect the LifePath Portfolio’s asset allocation strategy but rather reflects the LifePath 2020 Portfolio Custom Benchmark’s actual allocation over time, which may be different from the current allocation. Prior to May 3, 2010, Investor A Shares were designated Class R Shares and were subject to a different sales charge and distribution and service fee schedule. The average annual total return table does not reflect the Investor A sales charge. If such charge were reflected, the returns shown for Investor A Shares would be lower. The performance information of Investor C Shares and Class R Shares in the average annual total return table for the periods prior to May 3, 2010 (the date Investor C Shares and Class R Shares commenced operations) shows the performance of Institutional Shares adjusted to reflect the fees of Investor C Shares and Class R Shares, as applicable. The annual returns shown for Investor C Shares do not reflect the deferred sales charge. If such charge were reflected, the returns shown for Investor C Shares would be lower. For all periods prior to March 15, 2004, the returns for LifePath 2020 Portfolio reflect the direct investment by the 2020 Master Portfolio in a portfolio of securities and also reflect investment in accordance with a model that included “tactical,” or short-term, shifts in allocation between stocks and bonds. How LifePath 2020 Portfolio performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future. If BFA, BAL and their affiliates had not waived or reimbursed certain LifePath 2020 Portfolio expenses during these periods, LifePath 2020 Portfolio’s returns would have been lower. Updated information on LifePath 2020 Portfolio’s performance, including its current net asset value, can be obtained by visiting http://www.blackrock.com/funds or can be obtained by phone at (800) 882-0052.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The information shows you how LifePath 2020 Portfolio’s performance has varied year by year and provides some indication of the risks of investing in LifePath 2020 Portfolio.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The average annual total returns table compares the performance of LifePath 2020 Portfolio to that of the Russell 1000 Index and the LifePath 2020 Portfolio Custom Benchmark, a customized weighted index comprised of the Barclays U.S. Aggregate Bond Index, Barclays U.S. Treasury Inflation Protected Securities (TIPS) Index (Series L), FTSE EPRA/NAREIT Developed Real Estate Index, MSCI ACWI ex-US IMI Index, Russell 1000 Index, Russell 2000 Index and Dow Jones-UBS Commodity Index, which are representative of the asset classes in which LifePath 2020 Portfolio invests according to their weightings as of the most recent quarter-end.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(800) 882-0052
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	http://www.blackrock.com/funds
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	How LifePath 2020 Portfolio performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Institutional Shares ANNUAL TOTAL RETURNS LifePath 2020 Portfolio As of 12/31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the ten-year period shown in the bar chart, the highest return for a quarter was 13.89% (quarter ended June 30, 2009) and the lowest return for a quarter was –14.21% (quarter ended December 31, 2008). The year-to-date return as of March 31, 2014 was 1.70%.
Performance Table Heading	rr_PerformanceTableHeading	As of 12/31/13 Average Annual Total Returns
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Institutional Shares only, and the after-tax returns for Investor A, Investor C and Class R Shares will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Institutional Shares only, and the after-tax returns for Investor A, Investor C and Class R Shares will vary.
Investor A, C, Institutional and Class R | LifePath 2020 Portfolio | Investor A Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.25%
Maximum Deferred Sales Charge (Load) (as percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[1]
Management Fee	rr_ManagementFeesOverAssets	0.35%	[2],[3]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[2]
Administration Fees	rr_Component1OtherExpensesOverAssets	0.50%	[2]
Independent Expenses	rr_Component2OtherExpensesOverAssets	0.01%	[2],[4]
Other Expenses	rr_OtherExpensesOverAssets	0.51%	[2]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.30%	[2],[5],[6]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.41%	[2],[6]
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.31%)	[2],[3],[4]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	1.10%	[2],[3],[4]
1 Year	rr_ExpenseExampleYear01	631
3 Years	rr_ExpenseExampleYear03	917
5 Years	rr_ExpenseExampleYear05	1,224
10 Years	rr_ExpenseExampleYear10	2,092
1 Year	rr_AverageAnnualReturnYear01	9.39%
5 Years	rr_AverageAnnualReturnYear05	10.66%
10 Years	rr_AverageAnnualReturnYear10	5.22%
Investor A, C, Institutional and Class R | LifePath 2020 Portfolio | Investor C Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[7]
Management Fee	rr_ManagementFeesOverAssets	0.35%	[2],[3]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%	[2]
Administration Fees	rr_Component1OtherExpensesOverAssets	0.50%	[2]
Independent Expenses	rr_Component2OtherExpensesOverAssets	0.01%	[2],[4]
Other Expenses	rr_OtherExpensesOverAssets	0.51%	[2]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.30%	[2],[5],[6]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.16%	[2],[6]
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.31%)	[2],[3],[4]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	1.85%	[2],[3],[4]
1 Year	rr_ExpenseExampleYear01	288
3 Years	rr_ExpenseExampleYear03	644
5 Years	rr_ExpenseExampleYear05	1,127
10 Years	rr_ExpenseExampleYear10	2,459
1 Year	rr_ExpenseExampleNoRedemptionYear01	188
3 Years	rr_ExpenseExampleNoRedemptionYear03	644
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,127
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,459
1 Year	rr_AverageAnnualReturnYear01	8.58%
5 Years	rr_AverageAnnualReturnYear05	9.77%
10 Years	rr_AverageAnnualReturnYear10	4.50%
Investor A, C, Institutional and Class R | LifePath 2020 Portfolio | Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fee	rr_ManagementFeesOverAssets	0.35%	[2],[3]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[2]
Administration Fees	rr_Component1OtherExpensesOverAssets	0.50%	[2]
Independent Expenses	rr_Component2OtherExpensesOverAssets	0.01%	[2],[4]
Other Expenses	rr_OtherExpensesOverAssets	0.51%	[2]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.30%	[2],[5],[6]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.16%	[2],[6]
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.31%)	[2],[3],[4]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	0.85%	[2],[3],[4]
1 Year	rr_ExpenseExampleYear01	87
3 Years	rr_ExpenseExampleYear03	336
5 Years	rr_ExpenseExampleYear05	604
10 Years	rr_ExpenseExampleYear10	1,371
2004	rr_AnnualReturn2004	9.27%
2005	rr_AnnualReturn2005	6.54%
2006	rr_AnnualReturn2006	13.01%
2007	rr_AnnualReturn2007	3.34%
2008	rr_AnnualReturn2008	(25.42%)
2009	rr_AnnualReturn2009	22.71%
2010	rr_AnnualReturn2010	10.90%
2011	rr_AnnualReturn2011	1.46%
2012	rr_AnnualReturn2012	10.99%
2013	rr_AnnualReturn2013	9.67%
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar. 31, 2014
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	1.70%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	13.89%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(14.21%)
1 Year	rr_AverageAnnualReturnYear01	9.67%
5 Years	rr_AverageAnnualReturnYear05	10.94%
10 Years	rr_AverageAnnualReturnYear10	5.48%
Investor A, C, Institutional and Class R | LifePath 2020 Portfolio | Class R Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fee	rr_ManagementFeesOverAssets	0.35%	[2],[3]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%	[2]
Administration Fees	rr_Component1OtherExpensesOverAssets	0.50%	[2]
Independent Expenses	rr_Component2OtherExpensesOverAssets	0.01%	[2],[4]
Other Expenses	rr_OtherExpensesOverAssets	0.51%	[2]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.30%	[2],[5],[6]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.66%	[2],[6]
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.31%)	[2],[3],[4]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	1.35%	[2],[3],[4]
1 Year	rr_ExpenseExampleYear01	137
3 Years	rr_ExpenseExampleYear03	491
5 Years	rr_ExpenseExampleYear05	869
10 Years	rr_ExpenseExampleYear10	$ 1,929
1 Year	rr_AverageAnnualReturnYear01	9.20%
5 Years	rr_AverageAnnualReturnYear05	10.30%
10 Years	rr_AverageAnnualReturnYear10	4.97%
Investor A, C, Institutional and Class R | LifePath 2020 Portfolio | Return After Taxes on Distributions | Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.31%
5 Years	rr_AverageAnnualReturnYear05	9.71%
10 Years	rr_AverageAnnualReturnYear10	4.53%
Investor A, C, Institutional and Class R | LifePath 2020 Portfolio | Return After Taxes on Distributions and Sale of Fund Shares | Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	6.43%
5 Years	rr_AverageAnnualReturnYear05	8.45%
10 Years	rr_AverageAnnualReturnYear10	4.20%
Investor A, C, Institutional and Class R | LifePath 2020 Portfolio | LifePath 2020 Portfolio Custom Benchmark (Reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	10.32%
5 Years	rr_AverageAnnualReturnYear05	11.57%
10 Years	rr_AverageAnnualReturnYear10	6.22%
Investor A, C, Institutional and Class R | LifePath 2020 Portfolio | Russell 1000® Index (Reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	33.11%
5 Years	rr_AverageAnnualReturnYear05	18.59%
10 Years	rr_AverageAnnualReturnYear10	7.78%

[1]	A contingent deferred sales charge ("CDSC") of 1.00% is assessed on certain redemptions of Investor A Shares made within 18 months after purchase where no initial sales charge was paid at the time of purchase as part of an investment of $1,000,000 or more.
[2]	The fees and expenses shown in the table above and the example that follows include the expenses of LifePath 2020 Portfolio and its share of the allocated expenses of LifePath 2020 Master Portfolio® (the "2020 Master Portfolio"), a series of Master Investment Portfolio ("MIP"), and also reflect a weighted average of the total operating expense ratios of the underlying funds in which the 2020 Master Portfolio invests. Management fees are paid by the 2020 Master Portfolio.
[3]	BFA, the investment adviser for the 2020 Master Portfolio, has contractually agreed to waive its management fee at the 2020 Master Portfolio level in an amount equal to the management fees and administration fees, if any, received by BFA or BlackRock Advisors, LLC ("BAL"), the administrator for LifePath 2020 Portfolio, from each investment company in which the 2020 Master Portfolio invests through April 30, 2015. This waiver may not be terminated prior to May 1, 2015 without the consent of the Board of Trustees of MIP.
[4]	Independent Expenses consist of LifePath 2020 Portfolio's allocable portion of the fees and expenses of the independent trustees of the Trust and MIP, counsel to such independent trustees and the independent registered public accounting firm that provides audit services to LifePath 2020 Portfolio and the 2020 Master Portfolio. BAL and BFA have contractually agreed to reimburse, or provide offsetting credits to, LifePath 2020 Portfolio and the 2020 Master Portfolio, as applicable, for Independent Expenses through April 30, 2024. After giving effect to such contractual arrangements, Independent Expenses will be 0.00%. Such contractual arrangements may not be terminated prior to May 1, 2024 without the consent of the Board of Trustees of the Trust or MIP, as applicable.
[5]	Acquired Fund Fees and Expenses reflect LifePath 2020 Portfolio's pro rata share of the fees and expenses incurred by investing in certain other funds, including the underlying funds.
[6]	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets given in LifePath 2020 Portfolio's most recent annual report, which does not include the Acquired Fund Fees and Expenses.
[7]	There is no CDSC on Investor C Shares after one year.